Variable Interest Entities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Variable Interest Entities [Abstract]
Schedule of consolidated financial statements
	March 31, 2022	December 31, 2021
Assets:
Restricted cash	$61,888	$39,396
Consumer receivables	152,491	109,877
Allowance for losses on consumer receivables	(23,596)	(17,081)
Consumer receivables, net	128,895	92,796
Total assets	$190,783	$132,192

Liabilities:
Other debt	$152,625	$143,000
Total liabilities	$152,625	$143,000

	December 31, 2021	December 31, 2020
Assets:
Cash	$—	$390
Restricted cash	39,396	—
Finance receivables	109,877	60,845
Allowance for losses on finance receivables	(17,081)	(8,581)
Finance receivables, net	92,796	52,264
Total assets	$132,192	$52,654

Liabilities:
Other debt	$143,000	—
Total liabilities	$143,000	$—